Property and Equipment	12 Months Ended
Dec. 31, 2025
Property and Equipment [Abstract]
Property and equipment
5.	Property and equipment

	Building	Security equipment	Motor vehicle	Renovation	Office equipment	Furniture and fittings	Total
	USD	USD	USD	USD	USD	USD	USD
Cost
At December 31, 2023	2,881,844	719,914	470,457	406,207	224,355	47,837	4,750,614
Additions	-	988,816	6,800	2,532	54,336	-	1,052,484
Currency translation adjustments	(88,344)	(22,069)	(12,651)	(12,453)	(6,025)	(1,466)	(143,008)
At December 31, 2024	2,793,500	1,686,661	464,606	396,286	272,666	46,371	5,660,090
Additions	-	67,837	-	3,526	114,623	849	186,835
Write off	-	-	(202,123)	(1,694)	(2,372)	-	(206,189)
Disposal	-	(487,648)	(38,938)	-	-	-	(526,586)
Currency translation adjustments	165,771	100,087	29,139	23,516	16,825	2,750	338,088
At December 31, 2025	2,959,271	1,366,937	252,684	421,634	401,742	49,970	5,452,238

Accumulated Depreciation
As December 31, 2022	230,548	609,395	357,122	402,143	201,598	45,395	1,846,201
Depreciation	56,817	16,438	42,282	4,006	29,355	997	149,895
Currency translation adjustments	(8,017)	(18,956)	(4,410)	(12,395)	(11,625)	(1,410)	(56,813)
At December 31, 2024	279,348	606,877	394,994	393,754	219,328	44,982	1,939,283
Depreciation	58,233	321,329	46,706	195	38,703	1,254	466,420
Write off	-		(194,689)	-	(1,241)	-	(195,930)
Disposal	-	(472,846)	(36,342)	-	-	-	(509,188)
Currency translation adjustments	17,530	41,270	27,380	23,369	12,261	2,695	124,505
At December 31, 2025	355,111	496,630	238,049	417,318	269,051	48,931	1,825,090

Net book value
At December 31, 2024	2,514,152	1,079,784	69,612	2,532	53,338	1,389	3,720,807
At December 31, 2025	2,604,160	870,307	14,635	4,316	132,691	1,039	3,627,148

As at December 31, 2025 and 2024, the Group’s building with carrying amount of USD 2,604,160 and USD 2,514,152, respectively are mortgaged to secure the Group’s debt and certain credit facilities granted from banks.

As at December 31, 2024, the Group has security equipment with a carrying amount of USD 964,301 that are currently not available for use. Accordingly, these assets are not subject to depreciation during the financial year. Management will continue to assess the status and future use of these assets on a regular basis.

During the year ended December 31, 2025, the security equipment were brought into use. As at December 31, 2025, the carrying amount of these assets is USD725,314. Depreciation has commenced in line with the Group’s accounting policy for property and equipment once the assets are available for use in the manner intended by management.

There was no impairment of fixed assets recorded for the years ended December 31, 2025 and 2024.